Other receivables (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Receivables
Balance at beginning of the year	$ 128	$ 296
Increase	51	122
Result from exposure to inflation	(128)	(290)
Balance at end of the year	$ 51	$ 128